Nationwide®

VA Separate Account-D

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR–0083–12/06

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:
W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 7,268,300 shares (cost $53,667,112)	$65,312,945
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 3,267,196 shares (cost $22,242,263)	28,442,577
W&R Target Funds, Inc. – Bond Portfolio (WRBond) 5,650,616 shares (cost $31,705,082)	29,800,217
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 6,449,544 shares (cost $60,524,251)	80,935,970
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 946,280 shares (cost $5,636,759)	6,591,219
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 139,844 shares (cost $645,565)	648,192
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 1,278,207 shares (cost $8,376,250)	9,678,200
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 8,675,393 shares (cost $66,674,873)	84,860,958
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 7,622,670 shares (cost $25,208,885)	25,449,045
W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 2,176,745 shares (cost $12,734,721)	19,886,311
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 272,127 shares (cost $5,628,349)	6,199,234
W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 2,341,240 shares (cost $13,248,532)	12,837,253
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 75,344 shares (cost $1,277,804)	1,512,984
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 370,482 shares (cost $2,311,519)	2,430,475
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 10,127,594 shares (cost $10,127,594)	10,127,594
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 404,504 shares (cost $2,059,415)	2,014,672
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 689,881 shares (cost $4,960,414)	6,055,498
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 1,936,286 shares (cost $22,636,715)	34,306,533
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 3,637,157 shares (cost $29,047,456)	36,281,367
W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 147,251 shares (cost $2,343,952)	2,310,262
W&R Target Funds, Inc. – Value Portfolio (WRValue) 4,422,518 shares (cost $23,230,223)	29,820,596

Total investments	495,502,102
Accounts receivable	–

Total assets	495,502,102
Accounts payable	12,749

Contract owners’ equity (note 4)	$495,489,353

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$5,958,098	217,219	387,805	1,303,053	680,348	79,007	3,385	28,873
Mortality and expense risk charges (note 2)	(7,222,157)	(905,502)	(419,526)	(446,898)	(1,185,858)	(76,100)	(4,641)	(107,666)

Net investment income (loss)	(1,264,059)	(688,283)	(31,721)	856,155	(505,510)	2,907	(1,256)	(78,793)

Proceeds from mutual fund shares sold	74,043,431	3,927,741	4,149,478	4,689,389	10,812,901	380,749	32,164	284,888
Cost of mutual fund shares sold	(61,663,795)	(2,541,732)	(3,392,444)	(4,876,601)	(9,382,230)	(284,629)	(34,067)	(195,530)

Realized gain (loss) on investments	12,379,636	1,386,009	757,034	(187,212)	1,430,671	96,120	(1,903)	89,358
Change in unrealized gain (loss) on investments	15,177,794	(790,398)	1,769,575	117,006	8,136,761	547,254	2,626	925,954

Net gain (loss) on investments	27,557,430	595,611	2,526,609	(70,206)	9,567,432	643,374	723	1,015,312

Reinvested capital gains	18,923,068	9,971,394	95,104	8,917	2,198,417	32,116	–	338,578

Net increase (decrease) in contract owners’ equity resulting from operations	$45,216,439	9,878,722	2,589,992	794,866	11,260,339	678,397	(533)	1,275,097

Investment activity:	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$–	1,752,789	113,555	102,220	460,314	–	8,210	374,947
Mortality and expense risk charges (note 2)	(1,330,383)	(360,403)	(268,487)	(67,412)	(195,460)	(21,134)	(28,587)	(128,509)

Net investment income (loss)	(1,330,383)	1,392,386	(154,932)	34,808	264,854	(21,134)	(20,377)	246,438

Proceeds from mutual fund shares sold	15,954,594	3,563,547	2,450,822	702,819	2,351,898	273,482	434,285	3,291,042
Cost of mutual fund shares sold	(13,542,209)	(3,492,238)	(1,613,435)	(593,233)	(2,396,902)	(179,503)	(385,440)	(3,291,042)

Realized gain (loss) on investments	2,412,385	71,309	837,387	109,586	(45,004)	93,979	48,845	–
Change in unrealized gain (loss) on investments	1,815,576	570,988	2,531,854	595,806	97,521	41,227	70,522	–

Net gain (loss) on investments	4,227,961	642,297	3,369,241	705,392	52,517	135,206	119,367	–

Reinvested capital gains	–	–	–	413,866	–	–	670	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,897,578	2,034,683	3,214,309	1,154,066	317,371	114,072	99,660	246,438

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr	WRSmCpVal	WRValue
Reinvested dividends	$91,384	40,564	–	–	3,142	311,283
Mortality and expense risk charges (note 2)	(27,522)	(64,969)	(523,161)	(592,488)	(31,524)	(435,927)

Net investment income (loss)	63,862	(24,405)	(523,161)	(592,488)	(28,382)	(124,644)

Proceeds from mutual fund shares sold	503,829	377,500	5,012,243	8,386,129	437,516	6,026,415
Cost of mutual fund shares sold	(517,218)	(280,913)	(3,340,427)	(6,100,845)	(442,767)	(4,780,390)

Realized gain (loss) on investments	(13,389)	96,587	1,671,816	2,285,284	(5,251)	1,246,025
Change in unrealized gain (loss) on investments	12,715	856,763	(25,346)	(4,083,747)	154,775	1,830,362

Net gain (loss) on investments	(674)	953,350	1,646,470	(1,798,463)	149,524	3,076,387

Reinvested capital gains	–	145,090	935,868	3,433,495	179,917	1,169,636

Net increase (decrease) in contract owners’ equity resulting from operations	$63,188	1,074,035	2,059,177	1,042,544	301,059	4,121,379

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,264,059)	(951,058)	(688,283)	(259,760)	(31,721)	(76,999)	856,155	913,992
Realized gain (loss) on investments	12,379,636	4,730,597	1,386,009	785,941	757,034	443,738	(187,212)	100,094
Change in unrealized gain (loss) on investments	15,177,794	27,664,589	(790,398)	5,682,675	1,769,575	611,226	117,006	(1,125,262)
Reinvested capital gains	18,923,068	7,575,816	9,971,394	3,442,047	95,104	–	8,917	148,977

Net increase (decrease) in contract owners’ equity resulting from operations	45,216,439	39,019,944	9,878,722	9,650,903	2,589,992	977,965	794,866	37,801

Equity transactions:
Purchase payments received from contract owners (note 3)	10,684,009	11,805,292	1,691,136	1,763,095	350,902	962,374	737,010	785,747
Transfers between funds	–	–	5,425,515	2,658,289	(1,087,820)	(819,030)	(735,995)	(97,271)
Redemptions (note 3)	(38,064,557)	(35,977,617)	(4,464,071)	(3,934,145)	(2,303,367)	(3,189,158)	(2,610,916)	(3,431,030)
Annuity benefits	(58,833)	(4,188)	(15,610)	(970)	(5,660)	–	(2,826)	(1,133)
Annual contract maintenance charges (note 2)	(100,371)	(111,904)	(11,597)	(11,240)	(6,180)	(7,506)	(6,844)	(8,101)
Contingent deferred sales charges (note 2)	(621,329)	(1,011,135)	(79,511)	(92,557)	(47,290)	(82,765)	(41,261)	(99,051)
Adjustments to maintain reserves	(8,463)	(18,496)	602	(41)	(149)	(1,133)	(680)	(1,542)

Net equity transactions	(28,169,544)	(25,318,048)	2,546,464	382,431	(3,099,564)	(3,137,218)	(2,661,512)	(2,852,381)

Net change in contract owners’ equity	17,046,895	13,701,896	12,425,186	10,033,334	(509,572)	(2,159,253)	(1,866,646)	(2,814,580)
Contract owners’ equity beginning of period	478,442,458	464,740,562	52,887,686	42,854,352	28,951,953	31,111,206	31,665,973	34,480,553

Contract owners’ equity end of period	$495,489,353	478,442,458	65,312,872	52,887,686	28,442,381	28,951,953	29,799,327	31,665,973

CHANGES IN UNITS:
Beginning units	44,657,379	47,451,358	3,760,076	3,731,858	2,595,655	2,886,461	2,588,466	2,823,794

Units purchased	4,591,102	4,208,288	617,223	467,791	111,742	145,081	233,741	220,124
Units redeemed	(7,638,481)	(7,002,267)	(458,404)	(439,573)	(382,886)	(435,887)	(450,691)	(455,452)

Ending units	41,610,000	44,657,379	3,918,895	3,760,076	2,324,511	2,595,655	2,371,516	2,588,466

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(505,510)	(898,597)	2,907	769	(1,256)	–	(78,793)	(18,470)
Realized gain (loss) on investments	1,430,671	(411,889)	96,120	19,840	(1,903)	–	89,358	20,337
Change in unrealized gain (loss) on investments	8,136,761	6,844,634	547,254	301,785	2,626	–	925,954	375,996
Reinvested capital gains	2,198,417	–	32,116	–	–	–	338,578	18,388

Net increase (decrease) in contract owners’ equity resulting from operations	11,260,339	5,534,148	678,397	322,394	(533)	–	1,275,097	396,251

Equity transactions:
Purchase payments received from contract owners (note 3)	997,175	972,201	164,689	291,559	115,081	–	409,903	144,560
Transfers between funds	(2,295,187)	(2,834,696)	2,281,052	1,812,093	535,980	–	4,457,669	3,346,210
Redemptions (note 3)	(6,373,920)	(5,481,830)	(276,753)	(107,624)	(2,226)	–	(319,522)	(23,083)
Annuity benefits	(3,438)	(1,272)	(125)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(15,999)	(18,037)	(499)	(309)	(105)	–	(1,339)	(202)
Contingent deferred sales charges (note 2)	(90,667)	(132,806)	(5,764)	(2,862)	(6)	–	(7,158)	(202)
Adjustments to maintain reserves	(1,308)	(1,499)	(229)	(369)	(32)	–	(259)	(45)

Net equity transactions	(7,783,344)	(7,497,939)	2,162,371	1,992,488	648,692	–	4,539,294	3,467,238

Net change in contract owners’ equity	3,476,995	(1,963,791)	2,840,768	2,314,882	648,159	–	5,814,391	3,863,489
Contract owners’ equity beginning of period	77,457,098	79,420,889	3,750,242	1,435,360	–	–	3,863,489	–

Contract owners’ equity end of period	$80,934,093	77,457,098	6,591,010	3,750,242	648,159	–	9,677,880	3,863,489

CHANGES IN UNITS:
Beginning units	8,743,699	9,630,664	309,778	132,070	–	–	315,436	–

Units purchased	372,792	243,406	212,420	194,740	73,588	–	374,529	330,075
Units redeemed	(1,189,254)	(1,130,371)	(45,378)	(17,032)	(3,329)	–	(50,828)	(14,639)

Ending units	7,927,237	8,743,699	476,820	309,778	70,259	–	639,137	315,436

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGrowth		WRHiInc		WRIntlGr		WRIntVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,330,383)	(1,380,049)	1,392,386	1,463,384	(154,932)	108,727	34,808	29,703
Realized gain (loss) on investments	2,412,385	(291,839)	71,309	(5,679)	837,387	390,900	109,586	107,189
Change in unrealized gain (loss) on investments	1,815,576	10,172,828	570,988	(1,217,140)	2,531,854	1,672,127	595,806	(136,801)
Reinvested capital gains	–	–	–	–	–	–	413,866	291,206

Net increase (decrease) in contract owners’ equity resulting from operations	2,897,578	8,500,940	2,034,683	240,565	3,214,309	2,171,754	1,154,066	291,297

Equity transactions:
Purchase payments received from contract owners (note 3)	1,178,848	1,975,394	474,765	507,588	543,169	546,894	387,696	244,855
Transfers between funds	(7,735,764)	(4,547,039)	439,908	(824,068)	608,891	(685,284)	1,427,755	2,022,041
Redemptions (note 3)	(7,397,458)	(7,059,238)	(2,033,136)	(1,923,727)	(1,117,715)	(853,991)	(382,648)	(190,805)
Annuity benefits	(7,896)	–	(158)	–	(4,015)	–	(35)	–
Annual contract maintenance charges (note 2)	(17,952)	(21,279)	(4,588)	(5,719)	(3,351)	(3,402)	(624)	(411)
Contingent deferred sales charges (note 2)	(124,435)	(216,819)	(32,641)	(53,319)	(24,653)	(26,999)	(7,866)	(6,585)
Adjustments to maintain reserves	(998)	1,885	(624)	(1,324)	(82)	(1,493)	(142)	(41)

Net equity transactions	(14,105,655)	(9,867,096)	(1,156,474)	(2,300,569)	2,244	(1,024,275)	1,424,136	2,069,054

Net change in contract owners’ equity	(11,208,077)	(1,366,156)	878,209	(2,060,004)	3,216,553	1,147,479	2,578,202	2,360,351
Contract owners’ equity beginning of period	96,067,518	97,433,674	24,570,293	26,630,297	16,669,638	15,522,159	3,620,872	1,260,521

Contract owners’ equity end of period	$84,859,441	96,067,518	25,448,502	24,570,293	19,886,191	16,669,638	6,199,074	3,620,872

CHANGES IN UNITS:
Beginning units	10,725,358	11,922,962	1,820,885	1,994,042	1,675,787	1,791,405	277,772	105,889

Units purchased	290,521	446,792	229,629	146,811	263,154	208,788	156,021	229,270
Units redeemed	(1,866,074)	(1,644,396)	(314,449)	(319,968)	(263,886)	(324,406)	(61,396)	(57,387)

Ending units	9,149,805	10,725,358	1,736,065	1,820,885	1,675,055	1,675,787	372,397	277,772

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$264,854	234,928	(21,134)	(10,224)	(20,377)	(4,354)	246,438	76,234
Realized gain (loss) on investments	(45,004)	(18,094)	93,979	24,239	48,845	3,068	–	–
Change in unrealized gain (loss) on investments	97,521	(189,261)	41,227	118,673	70,522	48,434	–	–
Reinvested capital gains	–	–	–	–	670	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	317,371	27,573	114,072	132,688	99,660	47,148	246,438	76,234

Equity transactions:
Purchase payments received from contract owners (note 3)	226,255	269,667	40,966	39,383	139,710	65,553	942,382	351,007
Transfers between funds	(458,760)	(432,278)	479,938	335,604	1,244,535	992,503	4,048,798	(47,772)
Redemptions (note 3)	(1,139,997)	(1,181,223)	(79,813)	(24,011)	(145,709)	(8,537)	(2,526,072)	(1,177,999)
Annuity benefits	(155)	–	(83)	–	–	–	(883)	(370)
Annual contract maintenance charges (note 2)	(2,534)	(3,223)	(274)	(180)	(320)	(29)	(1,716)	(1,886)
Contingent deferred sales charges (note 2)	(19,936)	(32,787)	(1,300)	(542)	(4,006)	(10)	(15,295)	(34,003)
Adjustments to maintain reserves	(403)	(933)	(112)	(111)	(63)	(31)	1,644	(3,637)

Net equity transactions	(1,395,530)	(1,380,777)	439,322	350,143	1,234,147	1,049,449	2,448,858	(914,660)

Net change in contract owners’ equity	(1,078,159)	(1,353,204)	553,394	482,831	1,333,807	1,096,597	2,695,296	(838,426)
Contract owners’ equity beginning of period	13,915,013	15,268,217	959,450	476,619	1,096,597	–	7,429,774	8,268,200

Contract owners’ equity end of period	$12,836,854	13,915,013	1,512,844	959,450	2,430,404	1,096,597	10,125,070	7,429,774

CHANGES IN UNITS:
Beginning units	1,203,891	1,324,054	72,133	42,704	96,851	–	732,547	823,823

Units purchased	101,046	108,268	49,689	40,802	149,091	99,911	634,038	303,998
Units redeemed	(220,901)	(228,431)	(18,935)	(11,373)	(45,229)	(3,060)	(394,745)	(395,274)

Ending units	1,084,036	1,203,891	102,887	72,133	200,713	96,851	971,840	732,547

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMortSec		WRRealEstS		WRSciTech		WRSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$63,862	52,433	(24,405)	7,569	(523,161)	(502,211)	(592,488)	(617,764)
Realized gain (loss) on investments	(13,389)	(2,283)	96,587	62,293	1,671,816	693,550	2,285,284	1,953,060
Change in unrealized gain (loss) on investments	12,715	(39,665)	856,763	107,302	(25,346)	4,781,248	(4,083,747)	1,390,760
Reinvested capital gains	–	–	145,090	77,486	935,868	–	3,433,495	1,687,596

Net increase (decrease) in contract owners’ equity resulting from operations	63,188	10,485	1,074,035	254,650	2,059,177	4,972,587	1,042,544	4,413,652

Equity transactions:
Purchase payments received from contract owners (note 3)	124,412	105,490	191,268	363,415	758,846	819,864	575,201	627,652
Transfers between funds	288,346	989,126	1,644,198	1,454,202	(2,401,960)	(370,950)	(4,736,748)	(3,337,634)
Redemptions (note 3)	(142,225)	(166,438)	(209,142)	(104,113)	(2,094,020)	(2,390,752)	(2,326,827)	(2,497,030)
Annuity benefits	(156)	–	(79)	–	(9,714)	(443)	(37)	–
Annual contract maintenance charges (note 2)	(181)	(134)	(686)	(510)	(8,940)	(9,837)	(10,039)	(11,660)
Contingent deferred sales charges (note 2)	(1,246)	(4,694)	(3,524)	(2,019)	(35,793)	(75,555)	(45,545)	(84,178)
Adjustments to maintain reserves	(3,485)	(3,003)	(249)	(440)	(361)	(329)	(1,393)	(3,067)

Net equity transactions	265,465	920,347	1,621,786	1,710,535	(3,791,942)	(2,028,002)	(6,545,388)	(5,305,917)

Net change in contract owners’ equity	328,653	930,832	2,695,821	1,965,185	(1,732,765)	2,944,585	(5,502,844)	(892,265)
Contract owners’ equity beginning of period	1,684,487	753,655	3,359,450	1,394,265	36,038,772	33,094,187	41,782,943	42,675,208

Contract owners’ equity end of period	$2,013,140	1,684,487	6,055,271	3,359,450	34,306,007	36,038,772	36,280,099	41,782,943

CHANGES IN UNITS:
Beginning units	163,997	73,816	248,723	112,731	3,362,523	3,567,614	3,324,474	3,776,860

Units purchased	82,976	120,966	138,119	175,989	148,147	214,433	191,778	140,583
Units redeemed	(56,966)	(30,785)	(37,011)	(39,997)	(503,447)	(419,524)	(727,055)	(592,969)

Ending units	190,007	163,997	349,831	248,723	3,007,223	3,362,523	2,789,197	3,324,474

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCpVal		WRValue
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(28,382)	(28,989)	(124,644)	(41,380)
Realized gain (loss) on investments	(5,251)	48,830	1,246,025	807,302
Change in unrealized gain (loss) on investments	154,775	(278,449)	1,830,362	(1,456,521)
Reinvested capital gains	179,917	329,342	1,169,636	1,580,774

Net increase (decrease) in contract owners’ equity resulting from operations	301,059	70,734	4,121,379	890,175

Equity transactions:
Purchase payments received from contract owners (note 3)	43,108	114,473	591,487	854,521
Transfers between funds	13,295	444,297	(3,443,646)	(58,343)
Redemptions (note 3)	(126,006)	(106,701)	(1,993,014)	(2,126,182)
Annuity benefits	(52)	–	(7,911)	–
Annual contract maintenance charges (note 2)	(348)	(355)	(6,255)	(7,884)
Contingent deferred sales charges (note 2)	(2,624)	(3,818)	(30,808)	(59,564)
Adjustments to maintain reserves	(130)	(143)	(10)	(1,200)

Net equity transactions	(72,757)	447,753	(4,890,157)	(1,398,652)

Net change in contract owners’ equity	228,302	518,487	(768,778)	(508,477)
Contract owners’ equity beginning of period	2,081,868	1,563,381	30,589,342	31,097,819

Contract owners’ equity end of period	$2,310,170	2,081,868	29,820,564	30,589,342

CHANGES IN UNITS:
Beginning units	180,772	139,286	2,458,556	2,571,325

Units purchased	31,173	99,903	129,685	270,557
Units redeemed	(37,656)	(58,417)	(509,961)	(383,326)

Ending units	174,289	180,772	2,078,280	2,458,556

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

At December 31, 2006, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges – Recurring	1.35%
CDSC Options:
Seven Year CDSC	0.05%
Death Benefit Options:

Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Five Year Reset Death Benefit	0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

5% Interest	0.45%

Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1)	2.45%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
1.35%	$2,188,782	309,216	160,204	172,443	321,694	20,708	1,298	25,936
1.40%	1,204,684	141,584	52,747	76,419	198,351	11,141	548	11,826
1.45%	132,561	17,371	10,372	6,211	27,960	277	130	1,406
1.50%	2,191,323	235,115	87,022	98,946	402,992	25,084	1,180	43,272
1.55%	282,475	25,918	33,538	13,838	58,410	3,645	186	4,208
1.60%	22,370	830	3,871	1,194	5,511	3	–	176
1.65%	154,977	23,910	3,687	3,043	13,076	4,401	798	8,070
1.70%	12,787	1,733	707	1,046	2,169	–	–	195
1.75%	26,483	5,181	2,978	2,654	2,158	47	–	641
1.80%	542,423	79,732	32,459	31,868	89,508	6,681	223	5,906
1.85%	115,777	23,825	12,965	11,966	12,246	453	–	1,089
1.90%	67,891	4,349	330	2,268	7,545	555	–	1,631
1.95%	217,811	33,379	9,466	20,628	29,279	2,243	105	2,392
2.00%	49,580	1,616	9,178	4,105	14,443	191	–	–
2.05%	5,077	563	2	140	287	286	–	260
2.20%	2,424	372	–	119	–	–	–	–
2.35%	4,675	808	–	5	219	385	173	658
2.45%	57	–	–	5	10	–	–	–

Totals	$7,222,157	905,502	419,526	446,898	1,185,858	76,100	4,641	107,666

	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
1.35%	$357,723	121,960	77,474	22,218	76,605	3,658	4,556	43,438
1.40%	273,662	58,920	55,000	7,568	34,510	4,240	3,573	22,415
1.45%	29,067	8,884	4,392	179	1,534	166	54	806
1.50%	429,276	91,632	85,919	19,014	46,100	6,567	12,366	39,779
1.55%	47,485	13,453	9,121	2,980	7,347	838	572	4,651
1.60%	5,370	329	732	176	427	224	–	355
1.65%	20,744	6,223	3,381	3,419	1,650	1,704	4,051	293
1.70%	1,132	536	1,240	146	635	114	24	52
1.75%	2,756	3,365	572	207	602	–	–	458
1.80%	84,446	33,707	16,825	6,307	13,015	2,299	1,522	8,038
1.85%	22,197	4,914	1,311	576	1,779	406	331	811
1.90%	10,328	5,039	3,516	2,406	1,368	146	433	524
1.95%	32,513	9,694	8,638	1,968	9,182	220	933	6,873
2.00%	12,288	1,539	211	–	281	255	–	16
2.05%	390	83	–	245	82	163	161	–
2.20%	486	116	134	–	–	–	–	–
2.35%	505	6	12	3	343	134	11	–
2.45%	15	3	9	–	–	–	–	–

Totals	$1,330,383	360,403	268,487	67,412	195,460	21,134	28,587	128,509

	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr	WRSmCpVal	WRValue
1.35%	$7,623	13,566	150,132	160,571	6,959	130,800
1.40%	3,857	7,301	76,463	107,024	4,936	52,599
1.45%	65	46	5,712	8,932	145	8,852
1.50%	10,648	32,345	181,399	201,529	10,663	130,475
1.55%	717	2,220	16,937	19,643	1,116	15,652
1.60%	6	431	493	994	157	1,091
1.65%	349	2,035	19,394	20,005	1,536	13,208
1.70%	–	203	986	852	–	1,017
1.75%	68	–	1,064	1,561	–	2,171
1.80%	3,050	2,775	36,898	38,230	4,236	44,698
1.85%	49	578	7,422	4,998	214	7,647
1.90%	–	1,524	5,589	10,436	312	9,592
1.95%	688	1,399	17,056	14,711	1,059	15,385
2.00%	199	309	2,755	1,414	–	780
2.05%	203	237	317	243	178	1,237
2.20%	–	–	472	265	–	460
2.35%	–	–	66	1,080	13	254
2.45%	–	–	6	–	–	9

Totals	$27,522	64,969	523,161	592,488	31,524	435,927

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $2,159,212 and $2,259,533, respectively, and total transfers from the Account to the fixed account were $1,630,680 and $1,406,345, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $37,052 and $26,516 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Asset Strategy Portfolio
2006	1.35% to 2.35%	3,918,895	$16.78 to	16.43	$65,218,693	0.37%	18.53% to	17.33%
2005	1.35% to 2.35%	3,760,076	14.15 to	14.00	52,875,526	0.88%	22.60% to	21.36%
2004	1.35% to 2.35%	3,731,858	11.54 to	11.54	42,854,352	1.35%	11.77% to	10.64%
2003	1.35% to 2.35%	3,635,018	10.33 to	10.43	37,391,885	1.31%	9.97% to	8.86%
2002	1.35% to 2.20%	2,674,791	9.22 to	9.39	25,055,095	2.04%	1.01% to	1.89%

W&R Target Funds, Inc. – Balanced Portfolio
2006	1.35% to 2.05%	2,324,511	12.32 to	11.79	28,404,350	1.35%	9.71% to	8.94%
2005	1.35% to 2.00%	2,595,655	11.22 to	10.85	28,950,337	1.20%	3.60% to	2.92%
2004	1.35% to 2.05%	2,886,461	10.83 to	10.52	31,111,206	1.51%	7.46% to	6.70%
2003	1.35% to 2.05%	2,657,129	10.08 to	9.86	26,683,360	0.79%	17.48% to	16.65%
2002	1.35% to 2.00%	1,956,614	8.46 to	8.58	16,747,303	2.18%	-10.25% to	-9.65%

W&R Target Funds, Inc. – Bond Portfolio
2006	1.35% to 2.20%	2,371,516	12.65 to	12.01	29,788,566	4.24%	2.84% to	1.96%
2005	1.35% to 2.45%	2,588,466	12.30 to	11.24	31,652,527	4.24%	0.25% to	-0.87%
2004	1.35% to 2.45%	2,823,794	12.27 to	11.34	34,480,553	4.14%	2.48% to	1.34%
2003	1.35% to 2.45%	3,051,387	11.98 to	11.19	36,402,950	4.88%	2.78% to	1.63%
2002	1.35% to 2.45%	2,714,129	11.01 to	11.65	31,553,053	5.95%	6.31% to	7.51%

W&R Target Funds, Inc. – Core Equity Portfolio
2006	1.35% to 2.35%	7,927,237	10.29 to	10.24	80,921,020	0.86%	15.41% to	14.25%
2005	1.35% to 2.45%	8,743,699	8.92 to	8.92	77,442,483	0.32%	7.54% to	6.34%
2004	1.35% to 2.45%	9,630,664	8.29 to	8.39	79,420,889	0.61%	8.09% to	6.89%
2003	1.35% to 2.45%	10,138,009	7.67 to	7.85	77,453,096	0.80%	15.68% to	14.40%
2002	1.35% to 2.45%	8,764,149	6.54 to	6.87	57,960,098	0.63%	-23.55% to	-22.69%

W&R Target Funds, Inc. – Dividend Income Portfolio
2006	1.35% to 2.35%	476,820	13.87 to	13.50	6,589,536	1.53%	14.35% to	13.20%
2005	1.35% to 2.35%	309,778	12.13 to	11.93	3,748,701	1.51%	11.51% to	10.38%
2004	1.35% to 2.35%	132,070	10.88 to	10.81	1,435,360	1.22%	8.79% to	8.06%	(a)	(b)

W&R Target Funds, Inc. – Energy Portfolio
2006	1.35% to 2.35%	70,259	9.24 to	9.17	648,159	1.04%	-7.65% to	-8.27%	(a)	(b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2006	1.35% to 2.35%	639,137	15.18 to	14.93	9,677,880	0.43%	23.80% to	22.55%
2005	1.35% to 2.35%	315,436	12.26 to	12.19	3,863,489	0.00%	22.58% to	21.86%	(a)	(b)

W&R Target Funds, Inc. – Growth Portfolio
2006	1.35% to 2.35%	9,149,805	9.34 to	9.43	84,807,410	0.00%	3.62% to	2.58%
2005	1.35% to 2.45%	10,725,358	9.01 to	9.15	96,066,648	0.00%	9.73% to	8.51%
2004	1.35% to 2.45%	11,922,962	8.21 to	8.44	97,433,674	0.27%	1.91% to	0.78%
2003	1.35% to 2.45%	12,142,977	8.06 to	8.37	97,493,053	0.00%	21.40% to	20.04%
2002	1.35% to 2.45%	9,244,541	6.52 to	6.98	61,229,177	0.01%	-23.23% to	-22.36%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – High Income Portfolio
2006	1.35% to 2.20%	1,736,065	$ 14.77 to	14.02	$25,446,864	7.01%	8.78% to	7.85%
2005	1.35% to 2.45%	1,820,885	13.58 to	12.10	24,568,494	7.19%	1.16% to	0.04%
2004	1.35% to 2.45%	1,994,042	13.42 to	12.10	26,630,297	7.14%	8.38% to	7.17%
2003	1.35% to 2.45%	1,785,549	12.39 to	11.29	22,028,821	8.57%	18.12% to	16.80%
2002	1.35% to 2.45%	1,356,838	9.66 to	10.49	14,192,033	10.46%	-4.42% to	-3.35%

W&R Target Funds, Inc. – International Growth Portfolio
2006	1.35% to 2.35%	1,675,055	11.94 to	12.07	19,858,130	0.62%	19.36% to	18.15%
2005	1.35% to 2.45%	1,675,787	10.01 to	10.16	16,668,810	2.07%	14.91% to	13.63%
2004	1.35% to 2.45%	1,791,405	8.71 to	8.95	15,522,159	0.66%	12.46% to	11.21%
2003	1.35% to 2.45%	1,680,876	7.74 to	8.04	12,964,547	1.76%	23.21% to	21.84%
2002	1.35% to 2.45%	1,209,380	6.20 to	6.61	7,581,706	0.54%	-20.16% to	-19.26%

W&R Target Funds, Inc. – International Value Portfolio
2006	1.35% to 2.35%	372,397	16.71 to	16.26	6,198,628	2.08%	27.87% to	26.58%
2005	1.35% to 2.35%	277,772	13.07 to	12.85	3,620,455	2.94%	9.67% to	8.56%
2004	1.35% to 1.95%	105,889	11.91 to	11.87	1,260,521	1.89%	19.14% to	18.66%	(a)	(b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	1.35% to 2.35%	1,084,036	11.92 to	10.75	12,835,126	3.44%	2.56% to	1.53%
2005	1.35% to 2.35%	1,203,891	11.62 to	10.59	13,912,999	3.08%	0.31% to	-0.70%
2004	1.35% to 2.35%	1,324,054	11.59 to	10.66	15,268,217	2.81%	0.24% to	-0.77%
2003	1.35% to 2.35%	1,252,148	11.56 to	10.75	14,414,495	3.81%	1.76% to	0.73%
2002	1.35% to 1.95%	567,954	11.22 to	11.36	6,437,311	3.56%	3.38% to	4.01%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	1.35% to 2.35%	102,887	14.76 to	14.36	1,511,925	0.00%	10.75% to	9.63%
2005	1.35% to 2.05%	72,133	13.33 to	13.17	958,458	0.00%	19.24% to	18.40%
2004	1.35% to 1.95%	42,704	11.18 to	11.13	476,619	0.00%	11.75% to	11.30%	(a)	(b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	1.35% to 2.35%	200,713	12.14 to	11.94	2,430,404	0.47%	7.10% to	6.01%
2005	1.35% to 2.35%	96,851	11.33 to	11.27	1,096,597	0.00%	13.34% to	12.67%	(a)	(b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	1.35% to 2.00%	971,840	10.49 to	10.08	10,122,093	4.27%	2.91% to	2.24%
2005	1.35% to 2.00%	732,547	10.19 to	9.86	7,426,008	2.39%	1.11% to	0.45%
2004	1.35% to 2.00%	823,823	10.08 to	9.81	8,268,200	0.67%	-0.67% to	-1.32%
2003	1.35% to 2.00%	892,194	10.15 to	9.94	9,019,240	0.57%	-0.84% to	-1.50%
2002	1.35% to 2.00%	1,080,121	10.10 to	10.24	11,028,481	1.07%	-0.88% to	-0.23%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	1.35% to 2.05%	190,007	10.62 to	10.44	2,011,435	4.94%	3.36% to	2.63%
2005	1.35% to 2.05%	163,997	10.28 to	10.17	1,682,515	5.37%	0.62% to	-0.09%
2004	1.35% to 1.95%	73,816	10.21 to	10.19	753,655	3.86%	2.14% to	1.88%	(a)	(b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	1.35% to 2.05%	349,831	17.36 to	17.07	6,054,280	0.86%	28.34% to	27.43%
2005	1.35% to 2.05%	248,723	13.53 to	13.40	3,358,527	1.86%	9.34% to	8.57%
2004	1.35% to 1.90%	112,731	12.38 to	12.35	1,394,265	1.05%	23.75% to	23.47%	(a)	(b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	1.35% to 2.35%	3,007,223	11.48 to	12.37	34,245,115	0.00%	6.42% to	5.34%
2005	1.35% to 2.45%	3,362,523	10.79 to	11.69	36,033,069	0.00%	15.67% to	14.38%
2004	1.35% to 2.45%	3,567,614	9.33 to	10.22	33,094,187	0.00%	14.68% to	13.40%
2003	1.35% to 2.45%	3,285,841	8.13 to	9.01	26,616,811	0.00%	28.70% to	27.26%
2002	1.35% to 2.45%	2,406,665	6.21 to	7.09	15,173,191	0.00%	-25.85% to	-25.01%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	1.35% to 2.35%	2,789,197	13.11 to	12.51	36,279,716	0.00%	3.64% to	2.59%
2005	1.35% to 2.35%	3,324,474	12.65 to	12.20	41,782,501	0.00%	11.36% to	10.24%
2004	1.35% to 2.35%	3,776,860	11.36 to	11.06	42,675,208	0.00%	12.75% to	11.61%
2003	1.35% to 2.35%	3,680,292	10.08 to	9.91	36,933,019	0.00%	33.94% to	32.58%
2002	1.35% to 2.35%	3,174,788	7.41 to	7.52	23,823,289	0.00%	-23.63% to	-22.85%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	1.35% to 2.35%	174,289	$13.31 to	12.95	$2,309,570	0.14%	15.27% to	14.11%
2005	1.35% to 2.35%	180,772	11.54 to	11.35	2,081,246	0.00%	2.75% to	1.71%
2004	1.35% to 1.95%	139,286	11.24 to	11.19	1,563,381	0.00%	12.36% to	11.91%	(a)	(b)

W&R Target Funds, Inc. – Value Portfolio
2006	1.35% to 2.35%	2,078,280	14.45 to	13.64	29,765,754	1.03%	15.31% to	14.14%
2005	1.35% to 2.45%	2,458,556	12.53 to	11.89	30,588,539	1.40%	3.02% to	1.87%
2004	1.35% to 2.45%	2,571,325	12.16 to	11.67	31,097,819	1.09%	13.15% to	11.89%
2003	1.35% to 2.45%	2,340,899	10.75 to	10.43	25,054,240	0.65%	23.42% to	22.05%
2002	1.35% to 2.45%	1,606,874	8.55 to	8.71	13,957,056	1.04%	-14.84% to	-13.87%

2006 Reserves for annuity contracts in payout phase:					364,699

2006 Contract owners’ equity					$495,489,353

2005 Reserves for annuity contracts in payout phase:					64,529

2005 Contract owners’ equity					$478,442,458

2004 Contract owners’ equity					$464,740,562

2003 Contract owners’ equity					$422,455,517

2002 Contract owners’ equity					$284,737,793

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company